SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of interests in subsidiaries
The following provides information about our partnership's wholly-owned subsidiaries as of December 31, 2018 and 2017:

Defined Name	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2018	2017	2018	2017
Business Services
Financial advisory services business	BFIN	Canada	100%	100%	100%	100%
Residential real estate services business	Brookfield RPS Limited	Canada	100%	100%	100%	100%
Construction services business	Multiplex	United Kingdom	100%	100%	100%	100%

The following table presents details of non-wholly owned subsidiaries of our partnership:

Defined Name	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2018	2017	2018	2017
Business Services
Condominium management services business	Crossbridge Condominium Services Ltd.	Canada	90%	90%	90%	90%
IT storage facilities management business	WatServ	Canada	75%	75%	75%	75%
Fuel marketing business	BG Fuels	Canada	100%	100%	26%	26%
Facilities management business	BGIS Global Integrated Solutions	Canada	100%	100%	26%	26%
Cold storage logistics	Nova Cold Logistics	Canada	100%	100%	25%	25%
Road fuel distribution business	Greenergy Fuels Holding Limited	United Kingdom	85%	85%	14%	14%
Wireless broadband	Imagine Communications Group Limited	Ireland	55%	—%	31%	—%
Infrastructure services
Infrastructure services provider to the power generation industry	Westinghouse Electric Company	United States of America	100%	—%	44%	—%
Services provider to the offshore oil production industry	Teekay Offshore Partners L.P.	United States of America	51%	—%	25%	—%
Industrial operations
Limestone mining operations	Hammerstone Corporation	Canada	100%	100%	39%	39%
Graphite electrode manufacturing business	GrafTech International Ltd.	United States of America	79%	100%	27%	34%
Water and wastewater services	BRK Ambiental	Brazil	70%	70%	26%	26%
Infrastructure support products manufacturing operation	AP Infrastructure Solutions LP	Canada	100%	100%	25%	25%
Palladium mining operation	North American Palladium Ltd.	Canada	91%	92%	23%	23%
Provider of returnable plastic packaging	Schoeller Allibert Group B.V.	Netherlands	52%	—%	14%	—%
Canadian well-servicing operation	CWC Energy Services Corp.	Canada	78%	78%	56%	56%
Canadian energy operation	Ember Resources Inc.	Canada	100%	100%	41%	41%
The following tables present the gross assets and liabilities as well as gross amounts of revenue, net income, other comprehensive income and distributions from the partnership’s investments in material non-wholly owned subsidiaries for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31, 2018
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,413	$1,773	$3,113	$475	$25,785	$(20)	$4	$(20)	$(46)	$424
Infrastructure services	2,889	8,750	2,921	6,208	2,419	282	(121)	170	(16)	1,534
Industrial operations	1,991	5,656	1,040	4,823	3,894	895	(239)	612	(1,542)	1,425
Total	$7,293	$16,179	$7,074	$11,506	$32,098	$1,157	$(356)	$762	$(1,604)	$3,383

	Year Ended December 31, 2017
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,606	$1,744	$2,774	$948	$15,676	$45	$11	$35	$46	$476
Industrial operations	1,095	5,812	904	2,731	1,913	(4)	41	4	25	2,338
Total	$3,701	$7,556	$3,678	$3,679	$17,589	$41	$52	$39	$71	$2,814

	Year Ended December 31, 2016
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$437	$494	$402	$253	$1,347	$25	$5	$15	$8	$198
Industrial operations	775	2,349	349	1,022	1,491	(323)	42	(206)	10	1,131
Total	$1,212	$2,843	$751	$1,275	$2,838	$(298)	$47	$(191)	$18	$1,329
The following table outlines the composition of accumulated non-controlling interest ("NCI") related to the interest of others presented in the partnership's Consolidated Statements of Financial Position:

(US$ MILLIONS)	2018	2017
NCI related to material non-wholly owned subsidiaries
Business services	$424	$476
Infrastructure services	1,534	—
Industrial operations	1,425	2,338
Total NCI in material non-wholly owned subsidiaries	$3,383	$2,814
Total individually immaterial NCI balances	148	212
Total NCI	$3,531	$3,026

Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E are depreciated on a straight line basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 50 years
Leasehold improvements	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years
Oil and gas related equipment	Up to 10 years
Vessels	Up to 35 years

(US$ MILLIONS)	Land	Building	Machinery and Equipment	Mineral Property Assets and Oil and Gas Properties	Vessels	Others	Total Assets
Gross Carrying Amount
Balance at January 1, 2017	$89	$163	$917	$1,623	$—	$57	$2,849
Additions (cash and non-cash)	—	24	105	48	—	18	195
Disposals (cash and non-cash)	—	—	(22)	(251)	—	(2)	(275)
Acquisitions through business combinations (1)	21	211	245	—	—	26	503
Transfers and assets reclassified as held for sale (2)	(12)	(3)	7	(7)	—	(1)	(16)
Net foreign currency exchange differences	5	2	58	103	—	1	169
Balance at December 31, 2017	$103	$397	$1,310	$1,516	$—	$99	$3,425
Additions (cash and non-cash)	1	37	301	64	86	11	500
Disposals (cash and non-cash)	(3)	(5)	(95)	(2)	(19)	(7)	(131)
Acquisitions through business combinations (1)	44	262	801	—	3,738	68	4,913
Transfers and assets reclassified as held for sale (2)	(12)	(2)	(13)	1	(13)	1	(38)
Net foreign currency exchange differences	(6)	(40)	(81)	(119)	—	(8)	(254)
Balances at December 31, 2018	$127	$649	$2,223	$1,460	$3,792	$164	$8,415
Accumulated Depreciation and Impairment
Balance at January 1, 2017	$—	$(29)	$(253)	$(447)	$—	$(24)	(753)
Depreciation/depletion/impairment expense	—	(15)	(106)	(17)	—	(13)	(151)
Disposals	—	—	16	35	—	1	52
Transfers and assets reclassified as held for sale (2)	—	—	(4)	5	—	—	1
Net foreign currency exchange differences	—	—	(17)	(26)	—	(1)	(44)
Balances at December 31, 2017 (3) (4)	$—	$(44)	$(364)	$(450)	$—	$(37)	$(895)
Depreciation/depletion/impairment expense	—	(28)	(192)	(306)	(182)	(12)	(720)
Disposals	—	1	55	—	3	3	62
Transfers and assets reclassified as held for sale (2)	—	1	2	—	—	(1)	2
Net foreign currency exchange differences	—	5	23	50	—	5	83
Balances at December 31, 2018 (3) (4)	$—	$(65)	$(476)	$(706)	$(179)	$(42)	$(1,468)
Net book value
December 31, 2017	$103	$353	$946	$1,066	$—	$62	$2,530
December 31, 2018	$127	$584	$1,747	$754	$3,613	$122	$6,947
____________________________________

(1)	See Note 3 for additional information.

(2)	See Note 8 for additional information.

(3)	Includes accumulated impairment losses of $5 million (2017: $6 million) for machinery and equipment and $258 million (2017: $57 million) for oil and gas properties.

(4)	As at December 31, 2018 a total of $331 million (2017: $745 million) of future development costs were included in the depletion calculation.

Disclosure of detailed information about intangible asset amortization periods
Intangible assets are amortized on a straight line basis over the following periods:

Water and sewage concession agreements	Up to 40 years
Brand names	Up to 20 years
Computer software	Up to 10 years
Customer relationships	Up to 30 years
Patents and trademarks	Up to 40 years
Proprietary technology	Up to 15 years
Product development costs	Up to 5 years
Distribution networks	Up to 25 years
Loyalty program	Up to 15 years

Explanation of measurement bases used in preparing financial statements
The table below summarizes the partnership’s classification and measurement of financial assets and liabilities, under IFRS 9 and IAS 39:

	IFRS 9 Measurement Category	IAS 39 Measurement Category	Statement of Financial Position Account
Financial assets
Cash and cash equivalents	Amortized cost	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost / FVTPL	Amortized cost / Fair Value	Accounts and other receivable, net
Restricted cash	Amortized cost	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Fair Value	Financial assets
Debt securities	FVTPL / FVOCI / Amortized cost	Amortized cost / Fair Value	Financial assets
Derivative assets	FVTPL (1)	Fair Value	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Amortized cost / Fair Value	Financial assets

Financial liabilities
Borrowings	Amortized cost	Amortized cost	Borrowings
Accounts payable and other	Amortized cost	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Fair value	Accounts payable and other
____________________________________

(1)	Derivatives are classified and measured at FVTPL except those designated in hedging relationships.

Disclosure of effect of overlay approach reclassification on profit or loss
The following table is as at January 1, 2018:

(US$ MILLIONS)	FVTPL	FVOCI	Amortized Cost	Total
Opening balance (IAS 39)	$166	$429	$5,852	$6,447
Reclassifications	211	(211)	—	—
Revised opening balance (IFRS 9)	$377	$218	$5,852	$6,447

Disclosure of initial application of standards or interpretations [text block]
The table below summarizes the IFRS 15 impact on revenue by segment for the year ended December 31, 2018:

(US$ MILLIONS)
Transition	Business Services	Infrastructure Services	Industrial Operations	Corporate and Other	Total
Revenue as if it were under former revenue standards	$30,723	$2,382	$3,864	$—	$36,969
IFRS 15 Impact	91	31	1	—	123
Total IFRS 15 Revenue	$30,814	$2,413	$3,865	$—	$37,092

(US$ MILLIONS)	Opening balance January 1, 2018	Adoption of new accounting standards	Revised opening balance January 1, 2018
Assets
Cash and cash equivalents	$1,106	$—	$1,106
Financial assets	361	—	361
Accounts and other receivable, net	3,454	(98)	3,356
Inventory, net	1,068	4	1,072
Assets held for sale	14	—	14
Other assets	430	(60)	370
Current assets	6,433	(154)	6,279
Financial assets	423	—	423
Accounts and other receivable, net	908	(27)	881
Other assets	79	1	80
Property, plant and equipment	2,530	—	2,530
Deferred income tax assets	174	42	216
Intangible assets	3,094	—	3,094
Equity accounted investments	609	(6)	603
Goodwill	1,554	—	1,554
Total assets	$15,804	$(144)	$15,660
Liabilities and equity
Liabilities
Accounts payable and other	$4,865	$126	$4,991
Liabilities associated with assets held for sale	—	—	—
Borrowings	825	—	825
Current liabilities	5,690	126	5,816
Accounts payable and other	773	(5)	768
Borrowings	2,440	—	2,440
Deferred income tax liabilities	837	—	837
Total liabilities	$9,740	$121	$9,861
Equity
Limited partners	$1,585	$(132)	$1,453
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.	1,453	(128)	1,325
Interest of others in operating subsidiaries	3,026	(5)	3,021
Total equity	6,064	(265)	5,799
Total liabilities and equity	$15,804	$(144)	$15,660